CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Summary of Available-for-sale Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale investments [Line Items]
Cost	$ 55,797	$ 63,113
Impairment charges and equity losses	5,971	9,142
Unrealized gain	673
Estimated fair value	50,499	53,971
Securities of Public Company [Member]
Available-for-sale investments [Line Items]
Cost	1,826
Impairment charges and equity losses
Unrealized gain	473
Estimated fair value	2,299
Convertible bonds of privately-held company [Member]
Available-for-sale investments [Line Items]
Cost	45,971	55,113
Impairment charges and equity losses	5,971	9,142
Unrealized gain	200
Estimated fair value	40,200	45,971
Preferred convertible shares of privately-held company [Member]
Available-for-sale investments [Line Items]
Cost	8,000	8,000
Impairment charges and equity losses
Unrealized gain
Estimated fair value	$ 8,000	$ 8,000